Content:
Pages
Contact Information:
11/27/2006
Statement to Certificate Holders
2
Analyst:
Vamsi Kaipa
714.259.6252
Statement to Certificate Holders (Factors)
3
vamsi.kaipa@abnamro.com
Pool/Non-Pool Funds Cash Reconciliation
4
10/25/2006
Administrator:
Kim Sturm
312.904.4373
Pool Detail and Performance Indicators
5
kimberly.sturm@abnamro.com
Bond Interest Reconciliation Part I
6
LaSalle Website:
www.etrustee.net
Bond Interest Reconciliation Part II
7
12/26/2006
Bond Principal Reconciliation
8
Rating Information
9
Outside Parties To The Transaction
15 Month Loan Status Summary Part I
10
10/31/2006
15 Month Loan Status Summary Part II
11
15 Month Historical Payoff Summary
12
Prepayment Summary
13
Mortgage Loan Characteristics Part I
14
Mortgage Loan Characteristics Part II
15-17
Geographic Concentration
18
Current Period Realized Loss Detail
19
5/31/2006
Historical Realized Loss Summary
20
Realized Loss Summary
21
Material Breaches Detail
22
6/26/2006
Modified Loan Detail
23
Historical Collateral Level REO Report
24
2/25/2031
11/15/2006
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
ABN AMRO Acct : 723718.1
Payment Date:
27-Nov-06
Prior Payment:
25-Oct-06
Next Payment:
26-Dec-06
Record Date:
31-Oct-06
Distribution Count:
Issuer: Deutsche Bank Securities Inc.
6
Depositor: ACE Securities Corp
Closing Date:
31-May-06
Underwriter: Deutsche Bank Securities Inc.
First Pay. Date:
Master Servicer: ABN AMRO LaSalle Bank N.A.
26-Jun-06
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's
Rated Final
Payment Date:
25-Feb-31
Delinq Method:
OTS
Determination Date:
15-Nov-06
24-Nov-2006 12:20
(c) 2006 LaSalle Bank N.A.

A
004406AA2
352,607,000.00
301,486,413.31
11,913,317.01
0.00
0.00
289,573,096.30
1,506,175.87
0.00
5.4500000000%
CE
111363792
316.00
734,573.76
0.00
0.00
0.00
1,902,264.24
0.00
0.00
N/A
G
111363818
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R
111363800
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
352,607,316.00
302,220,987.07
11,913,317.01
0.00
0.00
291,475,360.54
1,506,175.87
0.00
Total P&I Payment
13,419,492.88
Distribution Date: 27-Nov-06
Pass-Through
Rate
Deferred Interest
Ending Certificate
Balance
Interest Payment
(2)
Bond Payments
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Current Realized
Loss
Class
CUSIP
Beginning
Certificate Balance
Principal Payment
Original Face Value
(1)
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Interest
Adjustment
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

A
004406AA2
352,607,000.00
855.021066825
33.786388274
0.000000000
0.000000000
821.234678551
4.271542737
0.000000000
5.45000000%
CE
111363792
316.00
2324600.506329110
0.000000000
0.000000000
0.000000000
6019823.544303800
0.000000000
0.000000000
N/A
G
111363818
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R
111363800
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
* Per $1,000 of Original Face Value ** Estimated
ACE Securities Corp.
Next Rate **
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Interest Adjustment*
Statement to Certificate Holders (FACTORS)
Distribution Date: 27-Nov-06
Series 2006-GP1
Home Equity Loan Trust,
Bond Payments
Current Realized
Loss *
Original Face
Value
Class
CUSIP
Beginning Certificate
Balance *
Principal Payment
*
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

Interest Summary
Principal Summary
Net WAC Rate Carryover Reserve Account
Interest Summary
Principal Summary
Beginning Balance
1,000.00
Scheduled Interest
2,777,207.10
Scheduled Prin Distribution
0.00
Withdrawal from Trust
0.00
Fees
182,590.75
Curtailments
(1,242,912.42)
Reimbursement from Waterfall
0.00
Remittance Interest
2,594,616.35
Prepayments in Full
11,988,538.95
Ending Balance
1,000.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
0.00
Prepayment Penalties
79,250.00
Repurchase Proceeds
0.00
Additional Balances
Other Interest Loss
0.00
Other Principal Proceeds
0.00
Other Interest Proceeds
0.00
Remittance Principal
10,745,626.53
Current Additional Balances
2,621,887.58
Non-advancing Interest
0.00
Additional Balance Advance Amount
0.00
Net PPIS/Relief Act Shortfall
0.00
Cumulative Additional Balances Advance
19,013,129.68
Modification Shortfall
0.00
Cumulative Additional Balance Advance
Other Interest Proceeds/Shortfalls
79,250.00
Amounts paid by Greenpoint or an
Interest Adjusted
2,673,866.35
affiliate from the Cut-off Date through
Fee Summary
the end of the related Collection Period
Total Servicing Fees
142,638.29
Draw Rate
0.8700%
Extraordinary Trust Fund Expense
0.00
Total Trustee Fees
0.00
LPMI Fees
0.00
Credit Manager's Fees
2,266.66
Misc. Fees / Trust Expense
0.00
Insurance Premium
37,685.80
Total Fees
182,590.75
Advances (Principal & Interest)
Prior Month's Outstanding Advances
N/A
Current Advances
N/A
Reimbursement of Prior Advances
N/A
Outstanding Advances
N/A
P&I Due Certificate Holders
13,419,492.88
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Cash Reconciliation Summary
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
352,607,315.93
6,277
3 mo. Rolling Average
1,999,782
301,729,740
0.67%
WAC - Remit Current
N/A
9.02%
9.02%
Cum Scheduled Principal
0.00
6 mo. Rolling Average
1,727,548
317,436,727
0.55%
WAC - Remit Original
N/A
8.25%
8.25%
Cum Unscheduled Principal
61,132,271.39
12 mo. Rolling Average
1,727,548
317,436,727
0.55%
WAC - Current
N/A
11.03%
11.03%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
N/A
8.80%
8.80%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
N/A
N/A
N/A
6 mo. Cum loss
0.00
0
WAL - Original
N/A
194.66
194.66
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
302,220,671.07
5,269
85.71%
Current Index Rate
Scheduled Principal
0.00
0.00%
Triggers
Next Index Rate
Unscheduled Principal
10,745,626.53
170
3.05%
Liquidations
0.00
0
0.00%
> Delinquency Trigger Event
(2)
NO
OC Deficiency Amount
Repurchases
0.00
0
0.00%
Delinquency Event Calc
(1)
2,556,118.06
291,475,045
0.88%
Cum OC Deficiency Amount
Ending Pool
291,475,044.54
5,099
82.66%
OC Reduction Amount
> Loss Trigger Event?
(3)
NO
Average Loan Balance
57,163.18
Cumulative Loss
0
0.00%
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Step Down Date
Realized Loss Adjustment
0.00
Distribution Count
6
Properties
%/Score
Net Liquidation
0.00
Credit Enhancement %
(4)
0.25%
Cut-off LTV
87.14%
Step Down %
(5)
5.10%
Cash Out/Refinance
56.96%
Credit Enhancement
Amount
%
% of Credit Enhancement %
(6)
4.00%
SFR
61.92%
Original OC
315.93
0.00%
> Step Down Date?
NO
Target OC
8,991,486.56
N/A
Min
Max
WA
Beginning OC
734,257.76
> Rapid Amortization Event
0.00%
FICO
606
817
713.55
Required OC Amount
8,991,486.56
0.21%
Ending OC
1,901,948.24
Mezz Certificates
N/A
N/A
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Pool Detail and Performance Indicators Total(All Loans)
Misc/Additional Information
Pool Level Information
5.320000%
5.320000%
1,167,690.48
1,901,948.24
N/A
Balance
307,255,109.85
200,861,947.88
218,346,343.00
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
291,609,534.59
82.70%
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

A
Act/360
33
301,486,413.31
5.450000000%
1,506,175.87
0.00
0.00
1,506,175.87
1,506,175.87
0.00
0.00
0.00
0.00
No
CE
734,573.76
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
G
Act/360
33
0.00
0.000000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
302,220,987.07
1,506,175.87
0.00
0.00
1,506,175.87
1,506,175.87
0.00
0.00
0.00
0.00
(1)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Interest Payment
Amount
Remaining Int
Carry-Forward
Shortfall
Current Period
(Shortfall) /
Recovery
Net Cap
Rate in
Effect Y/N
Total Interest
Deductions
Method
Days
Net WAC Rate
Carryover
Amount
Outstanding Relief
Act / Prepayment
Interest Shortfalls
Class
Accrual
Certificate
Interest
Distribution Date: 27-Nov-06
Pass-Thru Rate
Total Interest
Additions
Distributable
Certificate
Interest
Bond Interest Reconciliation - Part I
Opening Balance
- - Accrual - -
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
- - - - - - - - Outstanding - - - - - - - -
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

A
24-Nov-06
25-Oct-06
27-Nov-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
CE
31-Oct-06
1-Oct-06
1-Nov-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
G
31-Oct-06
25-Oct-06
27-Nov-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
31-Oct-06
1-Oct-06
1-Nov-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
ACE Securities Corp.
Current Int Carry-
Fwd Shortfall
(2)
Net WAC Rate
Carryover Amount
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
- - - - - - - - - - - - - - - - - - - - - - - - - - - Additions - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - Deductions - - - - - - - - - -
Bond Interest Reconciliation - Part II
Other Interest
Losses
Prepayment
Premiums
Record Date
Class
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prior Int Carry-Fwd
Shortfall
Distribution Date: 27-Nov-06
Home Equity Loan Trust,
Series 2006-GP1
Prior Interest Due
Date
Current Interest
Due Date
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

A
352,607,000.00
301,486,413.31
0.00
10,745,626.53
1,167,690.48
0.00
0.00
0.00
0.00
289,573,096.30
25-Feb-31
N/A
N/A
CE
316.00
734,573.76
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,902,264.24
25-Feb-31
N/A
N/A
G
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Feb-31
N/A
N/A
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Feb-31
N/A
N/A
Total
352,607,316.00
302,220,987.07
0.00
10,745,626.53
1,167,690.48
0.00
0.00
0.00
0.00
291,475,360.54
Ending
Class Balance
Rated
Final
Maturity
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Current
Losses
Distribution Date: 27-Nov-06
Bond Principal Reconciliation
Unscheduled
Principal
Payment
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Current
Original
Interest on
Losses
Scheduled Principal
Payment
Cumulative
Losses
- - - - - - - - - - - - - - - - Losses - - - - - - - - - - - - - - -
Extra
Principal
Payment
Prior
Loss
Reimburs.
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
DBRS
S&P
G
111363818
NR
NR
NR
NR
A
004406AA2
NR
Aaa
NR
AAA
CE
111363792
NR
NR
NR
NR
DBRS
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - - - - Original Ratings - - - - - - - - - -
Fitch
Moody's
S&P
- - - - - - - - - - - - - - - - Ratings Change / Change Date
(1)
- - - - - - - - - - - - - - - -
Distribution Date: 27-Nov-06
Ratings Information
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
27-Nov-06
5,030
286,553,143
33
2,365,783
14
1,108,101
17
1,169,068
5
278,950
0
0
0
0
25-Oct-06
5,154
298,321,664
28
2,077,214
11
992,973
9
609,094
2
219,726
0
0
0
0
25-Sep-06
5,286
308,309,762
20
1,562,308
13
804,102
7
528,136
2
289,197
0
0
0
0
25-Aug-06
5,446
318,780,092
23
1,653,988
14
1,106,234
16
910,031
4
391,782
0
0
0
0
25-Jul-06
5,937
330,578,512
22
1,731,971
8
422,938
10
634,193
2
102,586
0
0
0
0
26-Jun-06
6,095
341,324,639
18
995,999
13
798,177
0
0
0
0
0
0
0
0
27-Nov-06
98.65%
98.31%
0.65%
0.81%
0.27%
0.38%
0.33%
0.40%
0.10%
0.10%
0.00%
0.00%
0.00%
0.00%
25-Oct-06
99.04%
98.71%
0.54%
0.69%
0.21%
0.33%
0.17%
0.20%
0.04%
0.07%
0.00%
0.00%
0.00%
0.00%
25-Sep-06
99.21%
98.98%
0.38%
0.50%
0.24%
0.26%
0.13%
0.17%
0.04%
0.09%
0.00%
0.00%
0.00%
0.00%
25-Aug-06
98.96%
98.74%
0.42%
0.51%
0.25%
0.34%
0.29%
0.28%
0.07%
0.12%
0.00%
0.00%
0.00%
0.00%
25-Jul-06
99.30%
99.13%
0.37%
0.52%
0.13%
0.13%
0.17%
0.19%
0.03%
0.03%
0.00%
0.00%
0.00%
0.00%
26-Jun-06
99.49%
99.48%
0.29%
0.29%
0.21%
0.23%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Total(All Loans)
Total(All Loans)
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
27-Nov-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
3
59,224
1
19,729
1
199,997
25-Oct-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
19,729
0
0
1
199,997
25-Sep-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
2
289,197
0
0
25-Aug-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
3
334,783
0
0
1
57,000
25-Jul-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
45,586
0
0
0
0
1
57,000
26-Jun-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
27-Nov-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.06%
0.02%
0.02%
0.01%
0.02%
0.07%
25-Oct-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.02%
0.01%
0.00%
0.00%
0.02%
0.07%
25-Sep-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.04%
0.09%
0.00%
0.00%
25-Aug-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.05%
0.10%
0.00%
0.00%
0.02%
0.02%
25-Jul-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.02%
0.01%
0.00%
0.00%
0.00%
0.00%
0.02%
0.02%
26-Jun-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Total(All Loans)
Total(All Loans)
61-90 Days
90 + Days
Current
31-60 Days
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
27-Nov-06
5,099
291,475,045
170
11,988,539
0.00
0.00
0.00
0
0
0
11.03%
10.46%
25-Oct-06
5,204
302,220,671
141
10,899,008
0.00
0.00
0.00
0
0
0
8.62%
8.18%
25-Sep-06
5,328
311,493,505
194
13,247,694
0.00
0.00
0.00
0
0
0
10.58%
10.05%
25-Aug-06
5,503
322,842,127
177
12,699,859
0.00
0.00
0.00
0
0
0
10.81%
10.25%
25-Jul-06
5,979
333,470,200
160
11,044,059
0.00
0.00
0.00
0
0
0
8.85%
8.39%
26-Jun-06
6,126
343,118,815
151
11,482,675
0.00
0.00
0.00
0
0
195
9.30%
8.80%
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Curr Weighted Avg.
Total(All Loans)
Distribution
Date
Ending Pool
Payoffs
Realized Losses
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
3.97%
3-Month Average
3.86%
6-Month Average
3.67%
12-Month Average
3.67%
Average Since Cut-Off
3.67%
CPR (Conditional Prepayment Rate)
Total
Current Period
38.47%
3-Month Average
37.59%
6-Month Average
36.12%
12-Month Average
36.12%
Average Since Cut-Off
36.12%
PSA (Public Securities Association)
Total
Current Period
641%
3-Month Average
627%
6-Month Average
602%
12-Month Average
602%
Average Since Cut-Off
602%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Liquidations + Other Principal Proceeds) / (Beginning Collateral Balance - Scheduled Principal)
CPR
Conditional Prepayment Rate
1 - (1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Prepayment Summary
0.00%
2.43%
4.86%
7.29%
9.71%
12.14%
14.57%
17.00%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
0.00%
14.29%
28.57%
42.86%
57.14%
71.43%
85.71%
100.00%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
0%
229%
457%
686%
914%
1143%
1371%
1600%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
0
to
18,000
490
10.15%
5,789,479
1.99%
0
to
9,000
624
9.94%
360,288
0.10%
18,000
to
24,000
369
7.64%
7,814,972
2.68%
9,000
to
16,000
377
6.01%
4,761,586
1.35%
24,000
to
30,000
471
9.76%
12,742,891
4.37%
16,000
to
23,000
464
7.39%
9,220,178
2.61%
30,000
to
36,000
394
8.16%
12,996,380
4.46%
23,000
to
30,000
610
9.72%
16,248,193
4.61%
36,000
to
42,000
378
7.83%
14,793,360
5.08%
30,000
to
37,000
527
8.40%
17,627,351
5.00%
42,000
to
48,000
320
6.63%
14,454,884
4.96%
37,000
to
45,000
589
9.38%
24,192,130
6.86%
48,000
to
62,000
727
15.06%
39,653,902
13.60%
45,000
to
59,000
858
13.67%
44,490,552
12.62%
62,000
to
76,000
481
9.96%
33,139,135
11.37%
59,000
to
73,000
622
9.91%
40,730,201
11.55%
76,000
to
90,000
278
5.76%
23,073,962
7.92%
73,000
to
87,000
407
6.48%
32,321,128
9.17%
90,000
to
104,000
299
6.19%
29,089,496
9.98%
87,000
to
101,000
389
6.20%
36,990,224
10.49%
104,000
to
120,000
148
3.07%
16,612,197
5.70%
101,000
to
117,000
185
2.95%
20,191,609
5.73%
120,000
to
500,000
473
9.80%
81,314,436
27.90%
117,000
to
500,000
625
9.96%
105,473,875
29.91%
4,828
100.00%
291,475,095
100.00%
6,277
100.00%
352,607,316
100.00%
Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
6.00%
to
8.25%
658
13.63%
51,586,525
17.70%
3.00%
to
5.00%
1,475
23.50%
112,475,249
31.90%
8.25%
to
8.59%
346
7.17%
19,269,403
6.61%
5.00%
to
5.69%
0
0.00%
0
0.00%
8.59%
to
8.94%
343
7.10%
30,554,608
10.48%
5.69%
to
6.38%
10
0.16%
727,541
0.21%
8.94%
to
9.28%
503
10.42%
35,213,155
12.08%
6.38%
to
7.06%
139
2.21%
9,330,295
2.65%
9.28%
to
9.63%
289
5.99%
17,016,707
5.84%
7.06%
to
7.75%
926
14.75%
52,366,128
14.85%
9.63%
to
10.00%
627
12.99%
36,284,496
12.45%
7.75%
to
8.50%
710
11.31%
41,633,304
11.81%
10.00%
to
10.19%
29
0.60%
1,825,395
0.63%
8.50%
to
8.84%
257
4.09%
12,545,729
3.56%
10.19%
to
10.38%
479
9.92%
22,769,260
7.81%
8.84%
to
9.19%
220
3.50%
9,978,882
2.83%
10.38%
to
10.56%
264
5.47%
20,617,839
7.07%
9.19%
to
9.53%
820
13.06%
34,378,969
9.75%
10.56%
to
10.75%
330
6.84%
18,916,383
6.49%
9.53%
to
9.88%
396
6.31%
26,958,261
7.65%
10.75%
to
11.00%
486
10.07%
18,444,136
6.33%
9.88%
to
10.25%
798
12.71%
33,554,168
9.52%
11.00%
to
13.00%
474
9.82%
18,977,188
6.51%
10.25%
to
12.25%
526
8.38%
18,658,790
5.29%
4,828
100.00%
291,475,095
100.00%
6,277
100.00%
352,607,316
100.00%
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Mortgage Loan Characteristics Part I
Distribution by Current Ending Principal Balance
Distribution by Current Mortgage Rate
Distribution by Cut-off Principal Balance
Distribution by Original Mortgage Rate
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

4,828
291,475,095
100.00%
0.00
9.56%
6,277
352,607,316
100.00%
200.74
7.57%
4,828
291,475,095
100.00%
6,277
352,607,316
100.00%
2,779
180,108,646
61.79%
0.00
9.40%
3,677
218,346,343
61.92%
205.14
7.23%
965
57,389,793
19.69%
0.00
9.47%
1,250
70,218,076
19.91%
197.15
7.69%
676
31,688,838
10.87%
0.00
9.85%
847
37,543,899
10.65%
193.50
8.22%
408
22,287,818
7.65%
0.00
10.58%
503
26,498,997
7.52%
184.22
9.17%
4,828
291,475,095
100.00%
6,277
352,607,316
100.00%
SF Unattached Dwelling
PUD
Condo - Low Facility
Multifamily
Total
SF Unattached Dwelling
PUD
Condo - Low Facility
Multifamily
Total
WAMM
WAC
Adjustable
WAC
Property Type
# of
Loans
Ending Balance
% of
Balance
# of
Loans
Ending Balance
% of
Balance
WAMM
Distribution by Product Characteristics (Current)
Mortgage Loan Characteristics Part II
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
WAMM
WAC
Distribution by Product Characteristics (Cut-off)
Product Type
# of Loans
Original Principal
Balance
% of
Balance
Product Type
Distribution by Property Types (Current)
Total
Adjustable
Total
Distribution by Property Types (Cut-off)
WAMM
WAC
Property Type
# of Loans
Ending Balance
% of
Balance
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
3,297
232,372,284
79.72%
0.00
9.35%
4,410
285,106,407
80.86%
205.63
7.15%
1,395
53,262,896
18.27%
0.00
10.40%
1,703
60,997,781
17.30%
180.10
9.38%
136
5,839,915
2.00%
0.00
10.29%
164
6,503,128
1.84%
180.00
9.17%
4,828
291,475,095
100.00%
6,277
352,607,316
100.00%
2,230
153,674,768
52.72%
0.00
9.29%
3,028
188,029,010
53.33%
214.93
6.57%
2,378
126,993,175
43.57%
0.00
9.91%
2,979
151,745,368
43.04%
184.24
8.79%
220
10,807,152
3.71%
0.00
9.23%
270
12,832,938
3.64%
187.88
7.87%
4,828
291,475,095
100.00%
6,277
352,607,316
100.00%
Total
Refinance/Equity Takeout
Purchase
Refinance/No Cash Out
Total
Distribution by Loan Purpose (Cut-off)
Loan Purpose
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Refinance/No Cash Out
WAMM
WAC
Refinance/Equity Takeout
Purchase
Loan Purpose
# of
Loans
Ending Balance
% of
Balance
Total
Distribution by Loan Purpose (Current)
Total
Owner Occupied - Secondary Residence
Distribution by Occupancy Type (Cut-off)
Occupancy Type
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Owner Occupied - Primary Residence
Non-Owner Occupied
Owner Occupied - Primary Residence
Non-Owner Occupied
Owner Occupied - Secondary Residence
Distribution by Occupancy Type (Current)
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
4,828
291,475,095
100.00%
0.00
9.56%
6,277
352,607,316
100.00%
200.74
7.57%
Greenpoint Mortgage
Greenpoint Mortgage
Distribution by Originator Concentration > 10% (Current)
Distribution by Originator Concentration > 10% (Cut-off)
Originator
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Originator
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

WAMM
WAC
California
2,125
164,364,618
56.39%
9.40%
New York
266
19,251,172
6.60%
9.51%
Florida
341
14,247,981
4.89%
9.77%
Virginia
200
11,462,988
3.93%
9.36%
Arizona
249
10,647,831
3.65%
9.87%
Washington
188
9,062,014
3.11%
9.84%
Nevada
178
7,997,730
2.74%
9.71%
Maryland
138
7,821,274
2.68%
9.73%
Colorado
128
5,788,898
1.99%
9.79%
Illinois
119
5,375,130
1.84%
9.82%
Remaining
896
35,455,460
12.16%
9.93%
WAMM
WAC
California
2,875
201,101,375
57.03%
203
7.09%
New York
324
21,527,262
6.11%
208
8.08%
Florida
423
16,059,049
4.55%
198
8.04%
Virginia
238
13,392,524
3.80%
195
8.13%
Arizona
317
13,385,544
3.80%
203
7.94%
Washington
256
11,529,225
3.27%
196
7.76%
Maryland
181
10,020,925
2.84%
197
8.45%
Nevada
219
9,408,685
2.67%
196
8.12%
Illinois
160
7,141,545
2.03%
190
8.35%
Colorado
161
6,999,818
1.99%
190
8.44%
Remaining
1,123
42,041,364
11.92%
194
8.48%
(1)
Based on Current Period Ending Principal Balance
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Geographic Concentration
Top 10 Current State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Original State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Current State Concentration
California
Virginia
Florida
New York
Illinois
Colorado
Maryland
Nevada
Washington
Arizona
Remaining
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

C
M
N
O
P
REO
Short Pay
Third Party
Write-off
R
S
T
W

1
2
3
4
5
6
7
8
9
Loss-Loan
Adjusted
Net Liquidation
Proceeds
Disclosure Control #
Period
Loss to Trust
Loss-Loan Non-
adjusted
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Current Period Realized Loss Detail
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Original Liquidation
Balance
Adj Type
Liq Type
Loss-Certs
Adjusted
Distribution Date: 27-Nov-06
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
27-Nov-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Oct-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Sep-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Aug-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Jul-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
26-Jun-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
Total(All Loans)
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Historical Realized Loss Summary
Recovery on Prior
Liquidations
Claims on Prior Liquidations
(Claims)/Recoveries on
Prior Payoffs
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
CDR (Conditional Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
SDA (Standard Default Assumption)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
MDR
Monthly Default Rate
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
Conditional Default Rate
1 - (1 - MDR)^
12
SDA
Standard Default Assumption
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Realized Loss Summary
0.00%
0.86%
1.71%
2.57%
3.43%
4.29%
5.14%
6.00%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
0.00%
7.14%
14.29%
21.43%
28.57%
35.71%
42.86%
50.00%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
0%
286%
571%
857%
1143%
1429%
1714%
2000%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Material Breaches Detail
Disclosure Control
#
Loan Group #
Ending Principal
Balance
Material Breach
Date
Material Breach Description
Material breaches of pool asset representation or warranties or transaction covenants.
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Modified Loan Detail
Disclosure Control
#
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Modification Description
Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Appraisal
Date
Disclosure
Control #
REO Date
Recent
Appraisal Value
Scheduled
Balance
City
State
Property Type
Actual Balance
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 27-Nov-06
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Historical Collateral Level REO Report
24-Nov-2006 12:20

(c) 2006 LaSalle Bank N.A.